RELATED PARTY TRANSACTIONS - Summary of Related Parties Income/ (Expense) Amounts Included Into Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues	$ 968,420	$ 885,767	$ 1,113,456
Administrative expenses	(24,303)	(18,679)	(20,375)
Technical supervision and other costs	1,000	1,400
Related Party
Related Party Transaction [Line Items]
Other operating income (expenses)	0	0	(413)
Ship operating expenses	(475)	(3,184)	(4,916)
Charter hire expenses	(35,713)	(31,484)	(37,328)
Administrative expenses	(3,093)	(2,611)	(2,636)
Income (loss) from related party transaction	(37,717)	(32,813)	(42,678)
Time charter and voyage charter revenues | Related Party
Related Party Transaction [Line Items]
Revenues	855	3,940	2,033
Other revenues
Related Party Transaction [Line Items]
Revenues	3,925	4,274	1,263
Other revenues | Related Party
Related Party Transaction [Line Items]
Revenues	$ 709	$ 526	$ 582